SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee Benefit Plans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	¥ 15,970,607	¥ 17,535,147	¥ 14,895,498
Cost of revenues
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	8,739,684	8,655,350	7,161,205
Research and development
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	256,475	261,176	294,859
Sales and marketing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	3,824,152	5,218,767	4,033,438
General and administrative
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	¥ 3,150,296	¥ 3,399,854	¥ 3,405,996